Segments of Operations (Tables)	3 Months Ended	9 Months Ended
	Dec. 31, 2021	Sep. 30, 2022
Segment Reporting [Abstract]
Schedule of focuses on two fields of activity, land inventory development for master planned communities and real estate investment
	Period ended December 31, 2021
	Land inventory	Real Estate investments	Total
	USD in thousands
Revenues for reportable segments	-	-	-
Loss for reportable segments	-	-	-
General and administrative expenses	5	-	5
Interest expense	22	-	22
Loss for the period	27	-	27
Assets for reportable segments	18,243	17,914	36,157
unallocated amounts			268
Total assets			36,425
Liabilities for reportable segments	5,732	10,038	15,770
unallocated amounts			221
Total Liabilities			15,991

	Nine months ended September 30, 2022
	Land inventory	Real Estate investments	Total
	USD in thousands

Revenues for reportable segments	10,818	12	10,830

Income for reportable segments	4,543	9	4,552

General and administrative expenses			1,147
Interest expense	201	396	597

Loss for the period	-	-	2,808

Assets for reportable segments	44,420	17,903	62,323
unallocated amounts			1,140
Total assets			63,463

Liabilities for reportable segments	23,179	10,407	33,586
unallocated amounts			1,066
Total Liabilities			34,652

	Period ended December 31, 2021
	Land inventory	Real Estate investments	Total
	USD in thousands

Assets for reportable segments	18,243	17,914	36,157
unallocated amounts			268
Total assets			36,425

Liabilities for reportable segments	5,732	10,038	15,770
unallocated amounts			221
Total Liabilities			15,991